Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 30, 2021	Sep. 30, 2021	Jul. 29, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Apr. 29, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 28, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014
C000077805
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 4,796,595	$ 4,747,935	$ 5,217,894	$ 4,813,861	$ 5,185,872	$ 4,488,312	$ 3,636,923	$ 4,542,936	$ 4,130,061	$ 5,946,565	$ 6,315,140		$ 5,282,762		$ 5,006,523	$ 4,775,950	$ 4,794,101	$ 3,355,653	$ 2,280,392	$ 1,525,695	$ 1,923,962	$ 1,634,091	$ 1,661,672	$ 1,545,748	$ 1,323,379	$ 1,589,084	$ 1,555,769		$ 1,394,071	$ 1,346,943		$ 1,331,775	$ 1,313,358	$ 1,145,159	$ 1,021,109	$ 1,020,838	$ 984,273	$ 953,125	$ 979,127	$ 952,042	$ 1,063,795	$ 1,029,879	$ 1,003,499	$ 952,355	$ 1,000,000
C000174760
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 23,978,498	23,736,766	26,085,014	24,064,830	25,926,476	22,438,637	18,183,223	22,713,332	20,650,477	29,731,535	31,574,424		26,412,460		25,031,263	23,878,395	23,969,150	16,778,269	11,401,955	7,628,470	9,619,805	8,171,809	8,309,715	7,728,740	6,616,895	7,945,421	7,778,847		6,970,356	6,734,716		6,658,877	6,566,788	5,725,795	5,106,900	5,104,191	4,921,367	4,765,627	4,895,636	4,760,210	5,318,977	5,149,394	5,017,497	4,761,777	5,000,000
C000001642
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 46,723	46,276	50,889	46,978	50,641	43,857	35,562	44,450	40,438	58,258	61,911		51,824		49,144	46,911	47,120	33,002	22,442	15,025	18,960	16,118	16,400	15,264	13,076	15,710	15,392		13,802	13,345		13,202	13,027	11,366	10,145	10,147	9,789	9,485	9,751	9,488	10,608	10,278	10,022	9,514	10,000
C000196933
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,102,019	2,158,488	2,058,227	1,847,333	1,941,185	1,807,549	1,637,047	1,618,614	1,636,062	2,103,667	2,428,424		2,289,056		2,276,380	2,107,368	2,080,960	1,690,310	1,411,063	1,041,648	1,277,865	1,152,993	1,177,551	1,112,465	936,233	1,119,000	1,074,000		1,024,000	1,000,000
C000196932
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 20,697	21,273	20,293	18,218	19,163	17,860	16,188	16,015	16,190	20,834	24,072		22,705		22,589	20,919	20,676	16,811	14,039	10,376	12,728	11,490	11,745	11,105	9,342	11,180	10,740		10,240	10,000
C000198571
Account Value [Line Items]
Line Graph and Table Measure Name	TA Shares
Account Value	$ 21,009	21,574	20,571	18,462	19,401	18,064	16,371	16,186	16,349	21,036	24,284		22,890		22,763	21,062	20,809	16,913	14,121	10,427	12,778	11,530	11,776	11,135	9,362	11,200	10,740		10,240	10,000
C000095862
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,256,981	1,206,601	1,177,212	1,102,131	1,158,822	1,116,304	1,087,125	1,001,255	1,128,809	1,258,864	1,465,618		1,527,612		1,633,219	1,557,903	1,560,359	1,295,114	1,146,937	905,434	1,207,518	1,102,435	1,140,537	1,137,279	1,015,893	1,082,479	1,139,238		1,256,811	1,246,270		1,173,941	1,066,210	1,001,640	886,221	965,690	899,756	858,748	851,512	823,418	960,387	953,178	956,382	953,748	1,000,000
C000165215
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 6,284,346	6,032,469	5,889,738	5,510,520	5,798,134	5,585,549	5,439,658	5,010,321	5,648,074	6,298,332	7,332,076		7,642,169		8,170,203	7,793,621	7,805,901	6,479,675	5,734,697	4,531,270	6,037,600	5,516,280	5,706,790	5,686,423	5,083,564	5,416,538	5,700,339		6,288,212	6,235,506		5,873,876	5,331,173	5,008,316	4,435,245	4,828,449	4,502,800	4,297,762	4,257,559	4,117,090	4,801,936	4,765,892	4,781,911	4,768,740	5,000,000
C000095861
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 12,242	11,756	11,484	10,753	11,319	10,909	10,638	9,800	11,056	12,337	14,372		14,992		16,035	15,299	15,332	12,737	11,283	8,914	11,897	10,873	11,259	11,226	10,041	10,704	11,267		12,443	12,346		11,638	10,573	9,939	8,798	9,595	8,945	8,544	8,480	8,206	9,577	9,504	9,545	9,520	10,000
C000216734
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,498,589	1,533,063	1,441,809	1,266,399	1,250,176	1,187,313	1,132,560	1,078,822	1,098,000	1,415,000	1,698,000		1,742,000		1,697,000	1,453,000	1,472,000	1,295,000	1,155,000	875,000	1,000,000
C000216732
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 7,498,017	7,665,315	7,209,046	6,331,996	6,250,882	5,941,633	5,662,802	5,394,111	5,490,000	7,075,000	8,490,000		8,715,000		8,485,000	7,265,000	7,365,000	6,475,000	5,775,000	4,375,000	5,000,000
C000216733
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 14,825	15,180	14,277	12,543	12,402	11,783	11,246	10,718	10,910	14,080	16,900		17,360		16,910	14,490	14,690	12,930	11,540	8,750	10,000
C000077806
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 4,205,225	4,213,929	4,144,296	3,776,542	3,987,620	3,713,437	3,243,409	3,396,821	3,324,471	4,150,938	4,513,251		4,072,278		3,883,529	3,791,732	3,787,482	2,861,777	1,991,549	1,415,719	1,700,343	1,472,679	1,479,142	1,462,985	1,304,650	1,469,448	1,428,132		1,267,227	1,253,618		1,221,052	1,183,143	1,074,943	990,264	996,279	985,916	972,593	980,735	922,317	1,069,636	1,036,864	1,002,000	958,543	1,000,000
C000174761
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 21,042,851	21,080,923	20,732,837	18,894,511	19,949,645	18,579,059	16,229,482	16,996,358	16,629,221	20,765,721	22,576,970		20,372,328		19,428,541	18,965,350	18,948,352	14,316,083	9,961,143	7,082,200	8,505,221	7,366,974	7,395,246	7,318,507	6,526,880	7,350,818	7,140,251		6,339,774	6,271,733		6,108,907	5,915,451	5,374,475	4,951,103	4,981,394	4,929,582	4,862,966	4,903,675	4,611,585	5,348,182	5,184,320	5,009,999	4,792,714	5,000,000
C000065146
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 40,995	41,106	40,451	36,889	38,975	36,312	31,751	33,271	32,575	40,702	44,283		39,981		38,158	37,273	37,265	28,179	19,621	13,953	16,770	14,537	14,602	14,463	12,897	14,537	14,136		12,552	12,430		12,118	11,744	10,676	9,837	9,906	9,809	9,682	9,771	9,197	10,669	10,351	10,013	9,581	10,000
C000112441
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,393,646	2,315,562	2,235,347	1,947,145	2,072,790	1,947,854	1,780,328	1,954,243	1,920,798	2,839,016	3,676,358		3,806,038		4,002,650	3,576,658	3,643,590	3,105,348	2,745,591	1,875,480	2,030,259	1,808,548	1,881,754	1,761,138	1,395,803	1,630,064	1,634,944		1,548,491	1,448,791		1,318,413	1,220,805	1,131,563	967,022	1,041,623	937,740	927,979	976,086	857,561	1,049,338	1,016,025	991,041	980,631	1,000,000
C000174764
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 11,975,173	11,581,206	11,183,690	9,742,694	10,370,912	9,746,244	8,908,620	9,778,187	9,610,962	14,205,538	18,392,250		19,040,650		20,023,708	17,893,749	18,224,921	15,537,198	13,734,925	9,380,884	10,154,781	9,046,226	9,415,744	8,812,663	6,982,501	8,153,805	8,178,207		7,749,426	7,247,439		6,595,553	6,107,510	5,661,299	4,835,112	5,211,602	4,688,699	4,639,895	4,880,430	4,287,807	5,246,688	5,080,126	4,955,205	4,903,154	5,000,000
C000112440
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 23,398	22,649	21,880	19,072	20,312	19,100	17,468	19,186	18,871	27,911	36,161		37,462		39,414	35,244	35,923	30,640	27,107	18,528	20,068	17,891	18,626	17,444	13,833	16,163	16,226		15,372	14,393		13,105	12,147	11,258	9,621	10,370	9,341	9,250	9,733	8,557	10,475	10,154	9,903	9,798	10,000
C000200240
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,073,301	2,127,646	1,953,333	1,813,882	1,930,775	1,767,741	1,835,415	1,682,635	1,790,299	1,989,221	2,208,650		2,164,263		2,139,013	1,919,653	1,908,533	1,630,000	1,460,000	1,171,000	1,292,000	1,095,000	1,165,000	1,096,000	953,000	1,160,000	1,049,000	$ 1,000,000
C000200241
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 10,361,449	10,633,174	9,766,729	9,069,472	9,653,938	8,833,635	9,177,137	8,408,103	8,951,553	9,941,043	11,043,325		10,816,260		10,690,010	9,598,264	9,537,612	8,150,000	7,300,000	5,855,000	6,455,000	5,475,000	5,825,000	5,475,000	4,760,000	5,800,000	5,240,000	5,000,000
C000200239
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 20,419	20,963	19,260	17,896	19,065	17,455	18,142	16,635	17,722	19,691	21,886		21,452		21,220	19,056	18,955	16,200	14,520	11,650	12,860	10,910	11,620	10,930	9,510	11,590	10,480	10,000
C000077807
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,611,815	1,591,864	1,570,703	1,457,328	1,566,703	1,514,419	1,459,732	1,271,030	1,436,353	1,713,669	2,007,576		2,007,909		2,028,742	1,869,703	1,826,992	1,540,993	1,407,074	1,096,137	1,396,410	1,280,213	1,293,520	1,259,951	1,079,239	1,275,799	1,308,875		1,337,600	1,311,043		1,221,514	1,125,707	1,052,997	954,654	1,018,095	945,522	927,379	941,893	899,944	999,485	954,847	928,166	932,119	1,000,000
C000174762
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 8,053,337	7,956,600	7,850,795	7,283,897	7,830,790	7,566,358	7,295,916	6,352,375	7,179,013	8,565,632	10,032,248		10,033,913		10,138,078	9,342,880	9,129,328	7,699,335	7,035,359	5,483,482	6,982,039	6,401,054	6,467,588	6,299,744	5,396,184	6,378,981	6,544,376		6,688,000	6,555,216		6,107,572	5,628,537	5,264,984	4,773,272	5,090,474	4,727,609	4,636,893	4,709,466	4,499,719	4,997,424	4,774,233	4,640,832	4,660,597	5,000,000
C000073358
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 15,717	15,536	15,337	14,242	15,317	14,812	14,290	12,447	14,074	16,809	19,703		19,719		19,933	18,382	17,971	15,166	13,859	10,807	13,769	12,632	12,769	12,449	10,669	12,619	12,951		13,250	12,994		12,112	11,167	10,454	9,489	10,120	9,403	9,231	9,382	8,970	9,965	9,531	9,268	9,312	10,000
C000227030
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 926,000	836,000	786,000	741,000	780,000	764,000	743,000	697,000	794,000	862,000	1,017,000		1,037,000	$ 1,000,000
C000227028
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 4,635,000	4,185,000	3,930,000	3,710,000	3,905,000	3,825,000	3,715,000	3,490,000	3,975,000	4,315,000	5,085,000		5,185,000	5,000,000
C000227029
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 9,200	8,310	7,810	7,370	7,770	7,610	7,400	6,950	7,920	8,610	10,170		10,370	10,000
C000082257
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,342,485	2,579,732	2,382,470	2,011,827	2,191,209	2,040,000	1,905,371	1,794,609	1,886,262	2,376,175	2,662,655		2,447,520		2,488,872	2,378,308	2,141,131	1,833,375	1,545,196	1,189,212	1,484,011	1,337,314	1,275,235	1,223,622	1,027,394	1,226,804	1,261,600		1,246,669	1,317,807		1,201,390	1,160,743	1,080,287	1,002,765	1,001,896	980,243	974,413	1,020,635	969,020	1,075,610	1,116,461	1,067,848	975,977	1,000,000
C000165214
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 11,715,707	12,902,276	11,915,691	10,062,140	10,959,129	10,202,869	9,529,533	8,975,570	9,433,963	11,884,217	13,317,020		12,240,878		12,447,693	11,894,726	10,708,524	9,169,331	7,727,854	5,947,499	7,424,637	6,688,192	6,377,276	6,119,166	5,137,859	6,135,078	6,310,833		6,233,979	6,589,704		6,007,560	5,804,304	5,401,984	5,014,332	5,011,564	4,901,214	4,872,065	5,103,176	4,845,099	5,378,050	5,582,305	5,339,241	4,879,886	5,000,000
C000082256
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 22,830	25,160	23,245	19,645	21,404	19,946	18,641	17,570	18,475	23,296	26,113		24,021		24,443	23,373	21,053	18,041	15,211	11,717	14,635	13,194	12,591	12,087	10,156	12,133	12,488		12,347	13,058		11,914	11,522	10,726	9,964	9,963	9,753	9,703	10,168	9,661	10,730	11,146	10,665	9,753	10,000
C000196928
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,613,032	1,644,526	1,612,935	1,413,162	1,510,709	1,462,378	1,396,373	1,367,663	1,525,035	1,869,667	1,925,315		1,705,139		1,733,020	1,598,482	1,485,821	1,299,230	1,197,739	1,023,575	1,214,860	1,142,797	1,073,502	1,049,110	889,736	1,002,593	998,508		940,000	1,000,000	$ 1,000,000
C000196929
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 8,059,895	8,217,349	8,053,838	7,060,478	7,548,221	7,306,561	6,976,529	6,827,557	7,619,763	9,337,551	9,621,126		8,514,971		8,659,665	7,986,989	7,423,695	6,490,762	5,983,322	5,112,523	6,068,938	5,708,651	5,372,526	5,245,419	4,448,569	5,012,835	4,997,538		4,705,000	5,000,000	5,000,000
C000196927
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 15,909	16,223	15,917	13,962	14,925	14,456	13,818	13,541	15,115	18,530	19,087		16,927		17,217	15,892	14,787	12,941	11,937	10,195	12,118	11,408	10,694	10,451	8,867	10,006	9,975		9,390	10,000	10,000
C000233228
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,118,000	1,044,000	910,000	765,000	796,000	682,000	557,000	591,000	619,000	836,000	1,000,000	$ 1,000,000
C000233226
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 5,580,000	5,210,000	4,540,000	3,815,000	3,975,000	3,405,000	2,785,000	2,955,000	3,095,000	4,180,000	5,000,000	5,000,000
C000233227
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 11,090	10,370	9,030	7,600	7,920	6,790	5,560	5,900	6,190	8,360	10,000	10,000
Baron Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 2,717,753	2,807,984	2,564,450	2,238,792	2,362,192	2,223,568	2,037,431	1,905,897	1,918,424	2,430,592	2,780,372		2,703,339		2,724,040	2,452,497	2,466,439	2,072,304	1,894,703	1,454,544	1,819,089	1,681,638	1,693,040	1,606,272	1,342,801	1,598,460	1,485,909		1,440,428	1,409,774		1,319,936	1,253,703	1,202,997	1,125,407	1,120,300	1,071,115	1,054,635	1,048,562	1,007,089	1,094,537	1,107,170	1,050,665	992,712	1,000,000
Baron Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 13,588,766	14,039,918	12,822,247	11,193,958	11,810,958	11,117,841	10,187,153	9,529,483	9,592,119	12,152,962	13,901,862		13,516,696		13,620,202	12,262,485	12,332,194	10,361,519	9,473,512	7,272,721	9,095,445	8,408,188	8,465,202	8,031,362	6,714,007	7,992,300	7,429,544		7,202,140	7,048,872		6,599,682	6,268,514	6,014,987	5,627,033	5,601,500	5,355,577	5,273,173	5,242,811	5,035,447	5,472,686	5,535,850	5,253,323	4,963,560	5,000,000
Baron Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 27,178	28,080	25,645	22,388	23,622	22,236	20,374	19,059	19,184	24,306	27,804		27,033		27,240	24,525	24,664	20,723	18,947	14,545	18,191	16,816	16,930	16,063	13,428	15,985	14,859		14,404	14,098		13,199	12,537	12,030	11,254	11,203	10,711	10,546	10,486	10,071	10,945	11,072	10,507	9,927	10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 2,284,231	2,190,399	1,981,259	1,773,866	1,833,897	1,686,464	1,568,847	1,458,564	1,533,435	1,827,719	1,915,818		1,725,540		1,715,555	1,580,446	1,488,529	1,327,288	1,218,484	1,010,827	1,257,217	1,152,670	1,133,421	1,086,653	956,158	1,105,637	1,026,487		992,409	1,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 22,842	21,904	19,813	17,739	18,339	16,865	15,689	14,586	15,334	18,277	19,158		17,255		17,156	15,805	14,885	13,273	12,185	10,108	12,572	11,527	11,334	10,867	9,562	11,056	10,265		9,924	10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 22,842	21,904	19,813	17,739	18,339	16,865	15,689	14,586	15,334	18,277	19,158		17,255		17,156	15,805	14,885	13,273	12,185	10,108	12,572	11,527	11,334	10,867	9,562	11,056	10,265		9,924	10,000
Baron Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 1,316,967	1,254,265	1,225,247	1,135,910	1,170,140	1,159,736	1,115,604	1,016,936	1,150,022	1,298,723	1,396,100		1,414,654		1,539,209	1,465,253	1,432,512	1,196,788	1,092,376	925,103	1,210,851	1,082,686	1,130,686	1,123,870	1,022,374	1,104,967	1,117,193		1,213,811	1,196,853		1,114,011	1,032,508	971,593	871,814	909,698	834,382	828,898	784,098	778,962	948,753	942,214	921,576	965,049	1,000,000
Baron Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 6,584,837	6,271,325	6,126,236	5,679,550	5,850,698	5,798,681	5,578,021	5,084,679	5,750,108	6,493,613	6,980,498		7,073,271		7,696,044	7,326,267	7,162,557	5,983,941	5,461,879	4,625,517	6,054,257	5,413,431	5,653,427	5,619,352	5,111,867	5,524,836	5,585,964		6,069,055	5,984,267		5,570,057	5,162,540	4,857,964	4,359,069	4,548,490	4,171,909	4,144,492	3,920,490	3,894,810	4,743,764	4,711,072	4,607,882	4,825,246	5,000,000
Baron Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 13,170	12,543	12,253	11,359	11,701	11,597	11,156	10,169	11,500	12,987	13,961		14,147		15,392	14,653	14,325	11,968	10,924	9,251	12,109	10,827	11,307	11,239	10,224	11,050	11,172		12,138	11,969		11,140	10,325	9,716	8,718	9,097	8,344	8,289	7,841	7,790	9,488	9,422	9,216	9,651	10,000
Baron Index: FactSet Global FinTech Index
Account Value [Line Items]
Line Graph and Table Measure Name	FactSet Global FinTech Index
Account Value	$ 1,036,527	1,100,139	1,061,924	919,086	985,823	931,930	860,953	828,558	873,831	1,131,913	1,297,718		1,405,711		1,459,964	1,385,177	1,347,786	1,110,680	1,001,783	726,226	1,000,000
Baron Index: FactSet Global FinTech Index
Account Value [Line Items]
Line Graph and Table Measure Name	FactSet Global FinTech Index
Account Value	$ 5,182,632	5,500,693	5,309,620	4,595,430	4,929,116	4,659,651	4,304,766	4,142,789	4,369,154	5,659,565	6,488,588		7,028,555		7,299,820	6,925,884	6,738,932	5,553,400	5,008,915	3,631,131	5,000,000
Baron Index: FactSet Global FinTech Index
Account Value [Line Items]
Line Graph and Table Measure Name	FactSet Global FinTech Index
Account Value	$ 10,365	11,001	10,619	9,191	9,858	9,319	8,610	8,286	8,738	11,319	12,977		14,057		14,600	13,852	13,478	11,107	10,018	7,262	10,000
Baron Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 2,318,661	2,420,698	2,230,890	1,981,349	2,126,752	1,998,546	1,875,798	1,791,287	1,793,471	2,229,319	2,542,104		2,537,048		2,629,935	2,480,227	2,420,027	1,922,345	1,757,603	1,322,801	1,722,819	1,558,142	1,609,322	1,545,315	1,298,728	1,625,003	1,516,337		1,436,910	1,403,525		1,319,754	1,247,662	1,198,224	1,127,732	1,099,189	1,027,427	1,000,425	1,027,753	990,068	1,113,028	1,106,265	1,029,677	957,939	1,000,000
Baron Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 11,593,307	12,103,488	11,154,449	9,906,744	10,633,759	9,992,729	9,378,989	8,956,436	8,967,356	11,146,594	12,710,519		12,685,240		13,149,675	12,401,136	12,100,137	9,611,724	8,788,016	6,614,006	8,614,095	7,790,710	8,046,610	7,726,577	6,493,642	8,125,014	7,581,683		7,184,550	7,017,626		6,598,770	6,238,310	5,991,119	5,638,660	5,495,946	5,137,135	5,002,124	5,138,765	4,950,342	5,565,138	5,531,324	5,148,387	4,789,697	5,000,000
Baron Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 23,187	24,207	22,309	19,814	21,268	19,986	18,758	17,913	17,935	22,293	25,421		25,371		26,299	24,802	24,200	19,223	17,576	13,228	17,228	15,581	16,093	15,453	12,987	16,250	15,163		14,369	14,035		13,198	12,477	11,982	11,277	10,992	10,274	10,004	10,278	9,901	11,130	11,063	10,297	9,579	10,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 2,247,403	2,184,719	2,019,216	1,818,551	1,882,608	1,773,080	1,652,361	1,505,391	1,615,569	1,915,554	2,024,060		1,897,383		1,917,603	1,785,587	1,707,529	1,488,896	1,376,946	1,154,973	1,468,781	1,348,111	1,348,460	1,301,453	1,160,182	1,329,768	1,275,228		1,268,460	1,280,775		1,211,364	1,151,682	1,104,486	1,033,116	1,020,972	969,567	960,074	957,792	911,931	1,007,102	1,003,609	980,982	976,950	1,000,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 11,237,016	10,923,594	10,096,081	9,092,753	9,413,038	8,865,398	8,261,806	7,526,956	8,077,842	9,577,770	10,120,297		9,486,915		9,588,017	8,927,933	8,537,645	7,444,477	6,884,729	5,774,864	7,343,903	6,740,553	6,742,299	6,507,264	5,800,912	6,648,841	6,376,142		6,342,299	6,403,877		6,056,818	5,758,412	5,522,428	5,165,579	5,104,860	4,847,836	4,800,368	4,788,961	4,559,656	5,035,509	5,018,045	4,904,910	4,884,749	5,000,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 22,474	21,847	20,192	18,186	18,826	17,731	16,524	15,054	16,156	19,156	20,241		18,974		19,176	17,856	17,075	14,889	13,770	11,550	14,688	13,481	13,485	13,015	11,602	13,298	12,752		12,685	12,808		12,114	11,517	11,045	10,331	10,210	9,696	9,601	9,578	9,119	10,071	10,036	9,810	9,770	10,000
Baron Index: Russell 3000 Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Health Care Index
Account Value	$ 1,880,197	1,899,532	1,750,387	1,636,510	1,702,561	1,645,925	1,701,601	1,525,539	1,601,125	1,729,555	1,812,124		1,690,815		1,687,967	1,560,608	1,527,934	1,388,046	1,303,590	1,115,358	1,280,313	1,114,029	1,155,765	1,139,446	1,048,493	1,174,485	1,033,818	1,000,000
Baron Index: Russell 3000 Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Health Care Index
Account Value	$ 9,400,986	9,497,661	8,751,936	8,182,549	8,512,807	8,229,624	8,508,004	7,627,694	8,005,623	8,647,772	9,060,622		8,454,076		8,439,835	7,803,040	7,639,671	6,940,232	6,517,948	5,576,789	6,401,566	5,570,145	5,778,827	5,697,230	5,242,463	5,872,427	5,169,090	5,000,000
Baron Index: Russell 3000 Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Health Care Index
Account Value	$ 18,802	18,995	17,504	16,365	17,026	16,459	17,016	15,255	16,011	17,296	18,121		16,908		16,880	15,606	15,279	13,881	13,036	11,154	12,803	11,140	11,558	11,395	10,485	11,745	10,338	10,000
Baron Index: MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 1,457,901	1,444,053	1,379,407	1,256,810	1,306,087	1,275,012	1,193,094	1,043,968	1,158,750	1,343,119	1,420,404		1,395,049		1,438,017	1,363,356	1,317,335	1,125,805	1,059,559	912,474	1,190,521	1,092,997	1,113,005	1,080,779	979,732	1,106,596	1,098,846		1,128,350	1,141,851		1,087,430	1,024,300	968,306	897,740	909,148	850,376	855,889	859,122	832,125	947,431	942,468	910,686	947,341	1,000,000
Baron Index: MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 7,289,506	7,220,265	6,897,036	6,284,048	6,530,436	6,375,061	5,965,472	5,219,837	5,793,748	6,715,597	7,102,019		6,975,243		7,190,087	6,816,777	6,586,675	5,629,023	5,297,795	4,562,370	5,952,605	5,464,983	5,565,026	5,403,897	4,898,662	5,532,979	5,494,229		5,641,750	5,709,255		5,437,149	5,121,501	4,841,532	4,488,702	4,545,741	4,251,880	4,279,445	4,295,609	4,160,623	4,737,155	4,712,338	4,553,430	4,736,706	5,000,000
Baron Index: MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 14,579	14,441	13,794	12,568	13,061	12,750	11,931	10,440	11,588	13,431	14,204		13,951		14,380	13,634	13,173	11,258	10,596	9,125	11,905	10,930	11,130	10,808	9,797	11,066	10,989		11,284	11,419		10,874	10,243	9,683	8,977	9,092	8,504	8,559	8,591	8,321	9,474	9,425	9,107	9,473	10,000
Baron Index: MSCI AC Asia ex Japan Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan Index
Account Value	$ 904,471	843,736	824,153	774,378	801,165	811,394	777,637	698,364	810,486	890,688	968,072		980,151	1,000,000
Baron Index: MSCI AC Asia ex Japan Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan Index
Account Value	$ 4,522,355	4,218,678	4,120,765	3,871,891	4,005,826	4,056,971	3,888,184	3,491,818	4,052,428	4,453,442	4,840,361		4,900,757	5,000,000
Baron Index: MSCI AC Asia ex Japan Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan Index
Account Value	$ 9,045	8,437	8,242	7,744	8,012	8,114	7,776	6,984	8,105	8,907	9,681		9,802	10,000
Baron Index: MSCI USA IMI Extended Real Estate Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA IMI Extended Real Estate Index
Account Value	$ 2,257,748	2,352,573	2,207,223	1,888,090	2,010,298	1,878,044	1,793,212	1,649,527	1,736,202	2,094,733	2,354,526		2,071,953		2,069,806	1,934,608	1,724,303	1,562,539	1,434,653	1,178,261	1,654,647	1,607,798	1,523,732	1,471,196	1,270,709	1,440,171	1,413,178		1,348,221	1,423,368		1,344,687	1,315,374	1,274,845	1,205,850	1,203,469	1,202,292	1,160,161	1,114,017	1,049,314	1,080,266	1,145,078	1,089,260	988,678	1,000,000
Baron Index: MSCI USA IMI Extended Real Estate Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA IMI Extended Real Estate Index
Account Value	$ 11,288,740	11,762,865	11,036,112	9,440,448	10,051,492	9,390,218	8,966,059	8,247,635	8,681,009	10,473,667	11,772,630		10,359,763		10,349,032	9,673,040	8,621,512	7,812,694	7,173,263	5,891,303	8,273,237	8,038,988	7,618,658	7,355,979	6,353,545	7,200,856	7,065,890		6,741,103	7,116,842		6,723,437	6,576,869	6,374,223	6,029,248	6,017,346	6,011,457	5,800,804	5,570,083	5,246,568	5,401,332	5,725,388	5,446,302	4,943,391	5,000,000
Baron Index: MSCI USA IMI Extended Real Estate Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA IMI Extended Real Estate Index
Account Value	$ 22,578	23,526	22,072	18,881	20,103	18,780	17,932	16,495	17,362	20,947	23,545		20,720		20,698	19,346	17,243	15,625	14,347	11,783	16,547	16,078	15,237	14,712	12,707	14,402	14,132		13,482	14,234		13,447	13,154	12,748	12,059	12,035	12,023	11,602	11,140	10,493	10,803	11,451	10,893	9,887	10,000
Baron Index: MSCI US REIT Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Account Value	$ 1,258,600	1,261,332	1,269,216	1,097,895	1,184,594	1,157,564	1,130,548	1,077,740	1,201,166	1,450,035	1,514,874		1,305,721		1,296,029	1,159,811	1,068,989	961,698	948,988	851,962	1,170,867	1,183,854	1,102,511	1,091,679	941,730	1,013,204	1,005,376		916,138	1,000,000	1,000,000
Baron Index: MSCI US REIT Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Account Value	$ 6,293,000	6,306,661	6,346,081	5,489,473	5,922,972	5,787,822	5,652,741	5,388,698	6,005,828	7,250,175	7,574,369		6,528,604		6,480,144	5,799,054	5,344,945	4,808,490	4,744,939	4,259,812	5,854,335	5,919,267	5,512,555	5,458,394	4,708,650	5,066,021	5,026,880		4,580,692	5,000,000	5,000,000
Baron Index: MSCI US REIT Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Account Value	$ 12,586	12,613	12,692	10,979	11,846	11,576	11,306	10,777	12,012	14,500	15,149		13,057		12,960	11,598	10,690	9,617	9,490	8,520	11,709	11,839	11,025	10,917	9,417	10,132	10,054		9,161	10,000	10,000
Baron Index: MSCI ACWI Information Technology Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Information Technology Index
Account Value	$ 1,299,143	1,166,448	1,040,975	885,505	943,614	830,077	689,275	651,674	702,743	897,245	1,000,000	1,000,000
Baron Index: MSCI ACWI Information Technology Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Information Technology Index
Account Value	$ 6,495,713	5,832,238	5,204,873	4,427,523	4,718,072	4,150,382	3,446,376	3,258,369	3,513,714	4,486,225	5,000,000	5,000,000
Baron Index: MSCI ACWI Information Technology Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Information Technology Index
Account Value	$ 12,991	11,665	10,410	8,855	9,436	8,301	6,893	6,517	7,027	8,973	10,000	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,147,479	3,049,411	2,771,704	2,473,149	2,556,327	2,358,523	2,200,519	2,053,067	2,149,011	2,579,881	2,723,648		2,492,413		2,494,951	2,305,022	2,167,455	1,889,976	1,730,628	1,418,227	1,792,948	1,643,438	1,624,553	1,560,643	1,368,464	1,596,848	1,490,655		1,434,857	1,444,163		1,358,096	1,298,727	1,260,711	1,192,237	1,144,079	1,095,885	1,067,796	1,057,555	995,162	1,072,942	1,071,466	1,052,517	1,000,110	1,000,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 15,737,396	15,247,052	13,858,519	12,365,745	12,781,637	11,792,613	11,002,594	10,265,333	10,745,057	12,899,407	13,618,240		12,462,065		12,474,753	11,525,108	10,837,276	9,449,881	8,653,141	7,091,136	8,964,739	8,217,190	8,122,764	7,803,215	6,842,322	7,984,238	7,453,273		7,174,284	7,220,816		6,790,481	6,493,637	6,303,553	5,961,185	5,720,393	5,479,425	5,338,979	5,287,775	4,975,809	5,364,709	5,357,330	5,262,585	5,000,549	5,000,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	30,494	27,717	24,732	25,563	23,585	22,005	20,531	21,490	25,799	27,237		24,924		24,950	23,050	21,675	18,900	17,306	14,182	17,930	16,434	16,246	15,606	13,685	15,969	14,907		14,349	14,442		13,581	12,987	12,607	11,922	11,441	10,959	10,678	10,576	9,952	10,729	10,715	10,525	10,001	10,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 1,754,721	1,705,778	1,576,558	1,419,882	1,469,897	1,384,380	1,290,126	1,175,375	1,261,399	1,495,621	1,580,339		1,481,433		1,497,221	1,394,145	1,333,199	1,162,495	1,075,088	901,776	1,146,790	1,052,574	1,052,846	1,016,144	905,844	1,038,253	995,669		990,384	1,000,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 17,547	17,058	15,766	14,199	14,699	13,844	12,901	11,754	12,614	14,956	15,803		14,814		14,972	13,941	13,332	11,625	10,751	9,018	11,468	10,526	10,529	10,161	9,058	10,383	9,957		9,904	10,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 17,547	17,058	15,766	14,199	14,699	13,844	12,901	11,754	12,614	14,956	15,803		14,814		14,972	13,941	13,332	11,625	10,751	9,018	11,468	10,526	10,529	10,161	9,058	10,383	9,957		9,904	10,000
MSCI Emerging Markets IMI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Growth Index
Account Value	$ 1,423,401	1,355,634	1,316,456	1,222,089	1,272,838	1,269,925	1,217,975	1,114,563	1,257,241	1,442,367	1,600,071		1,624,114		1,803,871	1,715,142	1,693,160	1,444,966	1,266,339	1,031,535	1,294,988	1,143,446	1,169,089	1,168,217	1,047,709	1,141,906	1,206,691		1,299,990	1,284,539		1,187,507	1,084,565	999,183	887,713	957,870	875,898	863,650	838,769	816,005	979,236	975,714	937,327	967,419	1,000,000
MSCI Emerging Markets IMI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Growth Index
Account Value	$ 7,117,003	6,778,171	6,582,281	6,110,447	6,364,187	6,349,622	6,089,877	5,572,814	6,286,207	7,211,835	8,000,354		8,120,571		9,019,354	8,575,710	8,465,798	7,224,831	6,331,696	5,157,676	6,474,941	5,717,231	5,845,446	5,841,086	5,238,546	5,709,528	6,033,454		6,499,947	6,422,696		5,937,533	5,422,824	4,995,912	4,438,564	4,789,350	4,379,492	4,318,252	4,193,845	4,080,027	4,896,180	4,878,572	4,686,635	4,837,096	5,000,000
MSCI Emerging Markets IMI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Growth Index
Account Value	$ 14,234	13,556	13,165	12,221	12,728	12,699	12,180	11,146	12,572	14,424	16,001		16,241		18,039	17,151	16,932	14,450	12,663	10,315	12,950	11,435	11,691	11,682	10,477	11,419	12,067		13,000	12,845		11,875	10,846	9,992	8,877	9,579	8,759	8,637	8,388	8,160	9,792	9,757	9,373	9,674	10,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 1,530,115	1,487,437	1,374,757	1,238,136	1,281,749	1,207,178	1,124,989	1,024,926	1,099,939	1,304,180	1,378,054		1,291,808		1,305,575	1,215,693	1,162,549	1,013,695	937,476	786,348	1,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 1,816,896	1,742,261	1,575,909	1,410,947	1,458,696	1,341,427	1,247,873	1,160,153	1,219,707	1,453,782	1,523,856		1,372,508		1,364,566	1,257,099	1,183,988	1,055,735	969,192	804,020	1,000,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 7,650,576	7,437,186	6,873,784	6,190,682	6,408,744	6,035,890	5,624,942	5,124,630	5,499,693	6,520,899	6,890,272		6,459,042		6,527,876	6,078,466	5,812,744	5,068,475	4,687,378	3,931,741	5,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 9,084,478	8,711,304	7,879,545	7,054,736	7,293,481	6,707,135	6,239,364	5,800,766	6,098,533	7,268,909	7,619,282		6,862,542		6,822,830	6,285,494	5,919,939	5,278,677	4,845,960	4,020,100	5,000,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 15,301	14,874	13,748	12,381	12,818	12,072	11,250	10,249	10,999	13,042	13,781		12,918		13,056	12,157	11,626	10,137	9,375	7,864	10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 18,169	17,423	15,759	14,110	14,587	13,414	12,479	11,602	12,197	14,538	15,239		13,725		13,646	12,571	11,840	10,557	9,692	8,040	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,147,479	3,049,411	2,771,704	2,473,149	2,556,327	2,358,523	2,200,519	2,053,067	2,149,011	2,579,881	2,723,648		2,492,413		2,494,951	2,305,022	2,167,455	1,889,976	1,730,628	1,418,227	1,792,948	1,643,438	1,624,553	1,560,643	1,368,464	1,596,848	1,490,655		1,434,857	1,444,163		1,358,096	1,298,727	1,260,711	1,192,237	1,144,079	1,095,885	1,067,796	1,057,555	995,162	1,072,942	1,071,466	1,052,517	1,000,110	1,000,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 15,737,396	15,247,052	13,858,519	12,365,745	12,781,637	11,792,613	11,002,594	10,265,333	10,745,057	12,899,407	13,618,240		12,462,065		12,474,753	11,525,108	10,837,276	9,449,881	8,653,141	7,091,136	8,964,739	8,217,190	8,122,764	7,803,215	6,842,322	7,984,238	7,453,273		7,174,284	7,220,816		6,790,481	6,493,637	6,303,553	5,961,185	5,720,393	5,479,425	5,338,979	5,287,775	4,975,809	5,364,709	5,357,330	5,262,585	5,000,549	5,000,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	30,494	27,717	24,732	25,563	23,585	22,005	20,531	21,490	25,799	27,237		24,924		24,950	23,050	21,675	18,900	17,306	14,182	17,930	16,434	16,246	15,606	13,685	15,969	14,907		14,349	14,442		13,581	12,987	12,607	11,922	11,441	10,959	10,678	10,576	9,952	10,729	10,715	10,525	10,001	10,000
Baron Index: MSCI ACWI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Growth Index
Account Value	$ 2,877,170	2,709,108	2,473,985	2,194,395	2,307,337	2,113,024	1,857,075	1,763,900	1,875,083	2,348,391	2,601,246		2,432,210		2,449,966	2,227,624	2,221,344	1,964,231	1,753,809	1,401,425	1,662,709	1,508,451	1,504,422	1,434,143	1,252,764	1,467,903	1,403,894		1,372,805	1,363,638		1,279,331	1,209,647	1,144,225	1,048,944	1,074,105	1,020,196	1,012,680	1,015,748	958,534	1,048,571	1,043,823	1,000,246	982,911	1,000,000
Baron Index: MSCI ACWI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Growth Index
Account Value	$ 14,385,849	13,545,540	12,369,923	10,971,974	11,536,687	10,565,121	9,285,374	8,819,501	9,375,415	11,741,955	13,006,229		12,161,049		12,249,830	11,138,122	11,106,719	9,821,154	8,769,047	7,007,122	8,313,544	7,542,254	7,522,111	7,170,712	6,263,818	7,339,515	7,019,470		6,864,024	6,818,190		6,396,653	6,048,235	5,721,126	5,244,719	5,370,525	5,100,979	5,063,401	5,078,738	4,792,672	5,242,855	5,219,116	5,001,231	4,914,555	5,000,000
Baron Index: MSCI ACWI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Growth Index
Account Value	$ 28,772	27,091	24,740	21,944	23,073	21,130	18,571	17,639	18,751	23,484	26,013		24,322		24,500	22,276	22,213	19,642	17,538	14,014	16,627	15,085	15,044	14,341	12,528	14,679	14,039		13,728	13,636		12,793	12,097	11,442	10,489	10,741	10,202	10,127	10,158	9,585	10,486	10,438	10,003	9,829	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 2,185,281	2,117,192	1,924,381	1,717,096	1,774,847	1,637,512	1,527,810	1,425,435	1,492,049	1,791,200	1,891,016		1,730,471		1,732,233	1,600,366	1,504,854	1,312,202	1,201,567	984,669	1,244,835	1,141,032	1,127,920	1,083,547	950,119	1,108,684	1,034,955	1,000,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 10,926,402	10,585,959	9,621,907	8,585,480	8,874,232	8,187,558	7,639,051	7,127,174	7,460,244	8,956,000	9,455,082		8,652,355		8,661,164	8,001,830	7,524,271	6,561,009	6,007,836	4,923,344	6,224,177	5,705,158	5,639,598	5,417,737	4,750,593	5,543,420	5,174,774	5,000,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 21,853	21,172	19,244	17,171	17,749	16,375	15,278	14,254	14,921	17,912	18,910		17,305		17,322	16,004	15,049	13,122	12,016	9,847	12,448	11,410	11,279	10,836	9,501	11,087	10,350	$ 10,000
Baron Index: MSCI ACWI ex USA IMI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI Growth Index
Account Value	$ 1,584,178	1,572,991	1,493,092	1,345,201	1,443,665	1,416,328	1,309,248	1,161,385	1,278,682	1,527,755	1,711,172		1,675,439		1,728,347	1,621,010	1,614,824	1,413,811	1,279,038	1,065,066	1,319,350	1,201,678	1,212,756	1,165,944	1,039,054	1,190,168	1,196,476		1,214,166	1,221,807		1,153,001	1,083,435	1,008,055	923,890	980,455	923,258	920,387	923,368	877,272	981,182	969,824	925,816	949,181	1,000,000
Baron Index: MSCI ACWI ex USA IMI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI Growth Index
Account Value	$ 7,920,890	7,864,956	7,465,459	6,726,005	7,218,323	7,081,640	6,546,239	5,806,925	6,393,411	7,638,775	8,555,857		8,377,194		8,641,735	8,105,051	8,074,122	7,069,054	6,395,191	5,325,330	6,596,751	6,008,388	6,063,780	5,829,720	5,195,271	5,950,840	5,982,377		6,070,829	6,109,034		5,765,006	5,417,175	5,040,272	4,619,449	4,902,274	4,616,288	4,601,933	4,616,841	4,386,359	4,905,908	4,849,118	4,629,080	4,745,903	5,000,000
Baron Index: MSCI ACWI ex USA IMI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI Growth Index
Account Value	$ 15,842	15,730	14,931	13,452	14,437	14,163	13,093	11,614	12,787	15,278	17,112		16,754		17,284	16,210	16,148	14,138	12,790	10,651	13,194	12,017	12,128	11,659	10,391	11,902	11,965		12,142	12,218		11,530	10,834	10,081	9,239	9,805	9,233	9,204	9,234	8,773	9,812	9,698	9,258	9,492	10,000
Baron Index: MSCI AC Asia ex Japan IMI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan IMI Growth Index
Account Value	$ 841,750	782,447	761,485	716,456	750,277	764,576	729,624	655,526	763,072	852,488	963,316		978,537	1,000,000
MSCI AC Asia Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia Index
Account Value	$ 966,575	940,949	891,004	832,060	854,980	842,281	802,168	716,097	811,215	911,640	985,536		1,008,221	1,000,000
Baron Index: MSCI AC Asia ex Japan IMI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan IMI Growth Index
Account Value	$ 4,208,748	3,912,234	3,807,425	3,582,280	3,751,385	3,822,882	3,648,119	3,277,629	3,815,359	4,262,439	4,816,580		4,892,686	5,000,000
MSCI AC Asia Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia Index
Account Value	$ 4,832,874	4,704,746	4,455,022	4,160,302	4,274,898	4,211,403	4,010,842	3,580,486	4,056,073	4,558,199	4,927,678		5,041,105	5,000,000
Baron Index: MSCI AC Asia ex Japan IMI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan IMI Growth Index
Account Value	$ 8,418	7,825	7,615	7,165	7,503	7,646	7,296	6,555	7,631	8,525	9,633		9,785	10,000
MSCI AC Asia Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia Index
Account Value	$ 9,666	9,410	8,910	8,321	8,550	8,423	8,022	7,161	8,112	9,116	9,855		10,082	$ 10,000
Baron Index: MSCI US REIT Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Account Value	$ 1,559,885	1,563,272	1,573,043	1,360,710	1,468,164	1,434,664	1,401,180	1,335,730	1,488,702	1,797,146	1,877,506		1,618,286		1,606,274	1,437,448	1,324,885	1,191,911	1,176,158	1,055,906	1,451,151	1,467,246	1,366,431	1,353,006	1,167,163	1,255,746	1,246,044		1,135,445	1,239,381		1,226,667	1,219,008	1,202,836	1,194,662	1,235,206	1,257,388	1,180,567	1,115,096	1,045,345	1,027,320	1,150,335	1,100,957	966,160	1,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 3,352,067	3,214,370	2,907,460	2,603,115	2,691,210	2,474,855	2,302,253	2,140,415	2,250,288	2,682,143	2,811,426		2,532,198		2,517,545	2,319,274	2,184,389	1,947,770	1,788,103	1,483,370	1,844,942	1,691,521	1,663,273	1,594,642	1,403,143	1,622,501	1,506,350		1,456,342	1,467,481		1,376,047	1,317,038	1,277,584	1,204,516	1,160,149	1,117,118	1,090,347	1,075,847	1,005,064	1,074,228	1,071,249	1,061,162	1,011,279	1,000,000
Baron Index: MSCI US REIT Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Account Value	$ 7,799,426	7,816,357	7,865,214	6,803,550	7,340,820	7,173,318	7,005,902	6,678,651	7,443,511	8,985,731	9,387,531		8,091,429		8,031,368	7,187,238	6,624,425	5,959,553	5,880,789	5,279,531	7,255,753	7,336,229	6,832,157	6,765,031	5,835,813	6,278,731	6,230,221		5,677,223	6,196,906		6,133,333	6,095,042	6,014,178	5,973,310	6,176,029	6,286,940	5,902,834	5,575,482	5,226,724	5,136,598	5,751,672	5,504,786	4,830,799	5,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 16,760,332	16,071,848	14,537,302	13,015,576	13,456,048	12,374,274	11,511,263	10,702,075	11,251,438	13,410,713	14,057,132		12,660,990		12,587,723	11,596,369	10,921,942	9,738,852	8,940,514	7,416,851	9,224,709	8,457,604	8,316,367	7,973,212	7,015,716	8,112,507	7,531,751		7,281,707	7,337,406		6,880,236	6,585,192	6,387,919	6,022,580	5,800,744	5,585,589	5,451,736	5,379,233	5,025,321	5,371,140	5,356,244	5,305,809	5,056,394	5,000,000
Baron Index: MSCI US REIT Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Account Value	$ 15,599	15,633	15,730	13,607	14,682	14,347	14,012	13,357	14,887	17,972	18,775		16,183		16,063	14,375	13,249	11,919	11,762	10,559	14,512	14,673	13,664	13,530	11,672	12,558	12,460		11,354	12,394		12,267	12,190	12,028	11,947	12,352	12,574	11,806	11,151	10,453	10,273	11,503	11,010	9,662	10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	32,144	29,075	26,031	26,912	24,749	23,023	21,404	22,503	26,821	28,114		25,322		25,175	23,193	21,844	19,478	17,881	14,834	18,449	16,915	16,633	15,946	14,031	16,225	15,064		14,563	14,675		$ 13,761	$ 13,170	$ 12,776	$ 12,045	$ 11,602	$ 11,171	$ 10,904	$ 10,759	$ 10,051	$ 10,742	$ 10,713	$ 10,612	$ 10,113	$ 10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 2,284,231	2,190,399	1,981,259	1,773,866	1,833,897	1,686,464	1,568,847	1,458,564	1,533,435	1,827,719	1,915,818		1,725,540		1,715,555	1,580,446	1,488,529	1,327,288	1,218,484	1,010,827	1,257,217	1,152,670	1,133,421	1,086,653	956,158	1,105,637	1,026,487		992,409	1,000,000	1,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 11,421,157	10,951,997	9,906,295	8,869,331	9,169,486	8,432,322	7,844,233	7,292,820	7,667,177	9,138,593	9,579,089		8,627,702		8,577,775	7,902,227	7,442,646	6,636,441	6,092,422	5,054,137	6,286,083	5,763,348	5,667,103	5,433,264	4,780,788	5,528,185	5,132,435		4,962,045	5,000,000	5,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 22,842	21,904	19,813	17,739	18,339	16,865	15,689	14,586	15,334	18,277	19,158		$ 17,255		$ 17,156	$ 15,805	$ 14,885	$ 13,273	$ 12,185	$ 10,108	$ 12,572	$ 11,527	$ 11,334	$ 10,867	$ 9,562	$ 11,056	$ 10,265		$ 9,924	$ 10,000	$ 10,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 1,110,345	1,079,375	997,607	898,467	930,115	876,002	816,360	743,749	798,182	946,392	1,000,000	1,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 1,192,301	1,143,324	1,034,159	925,906	957,240	880,284	818,891	761,327	800,408	954,015	1,000,000	1,000,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 5,551,723	5,396,874	4,988,036	4,492,335	4,650,574	4,380,009	4,081,800	3,718,743	3,990,912	4,731,961	5,000,000	5,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 5,961,505	5,716,617	5,170,792	4,629,528	4,786,200	4,401,422	4,094,457	3,806,636	4,002,039	4,770,075	5,000,000	5,000,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 11,103	10,794	9,976	8,985	9,301	8,760	8,164	7,438	7,982	9,464	10,000	10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 11,923	$ 11,433	$ 10,342	$ 9,259	$ 9,572	$ 8,803	$ 8,189	$ 7,613	$ 8,004	$ 9,540	$ 10,000	$ 10,000